Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
ActivePassive Large Cap Value Fund (Prospectus Summary) | ActivePassive Large Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ActivePassive Large Cap Value Fund ("Large Cap Value Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Long term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Large Cap Value Fund's Class A Shares. More
information about these and other discounts is available from your financial professional and in the "More About Class A Shares" section on page 74 of this
Prospectus and the "Breakpoints/Volume Discounts and Sales Charge Waivers"
		section on page 57 of the SAI.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Large Cap Value Fund's performance. During the most recent fiscal year, the Large Cap Value Fund's portfolio turnover rate was
		23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Large Cap Value Fund's Class A Shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Large Cap Value Fund and does not include AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Large Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Large Cap Value Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs
		may be higher or lower, based on these assumptions your costs would be:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock	The Example reflects sales charges (loads). If these sales charges (loads) were not included, your costs would be lower.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal conditions, the Large Cap Value Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of large capitalization U.S. companies and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

The Large Cap Value Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index. As of the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from $1.6 billion to $411 billion. The Large Cap Value Fund's investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have intrinsic value, and actively managed mutual funds, as well as passive investments in those types of securities through ETFs and mutual funds.

The Fund may also invest up to 15% of its net assets in ADRs and GDRs. The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 20% and 60% of the Large Cap Value
Fund's net assets to active management and between 40% and 80% of the Fund's net assets for passive management. Passive management (also known as indexing) is a management approach based on mirroring an index's performance. The passively managed portion of the Fund seeks to track the performance of the Russell 1000®
Value Index. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. The Advisor has hired C.S.
McKee, L.P. ("C.S. McKee") to provide its expertise and recommendations regarding the securities in which the Large Cap Value Fund should directly invest. Equity securities used in this strategy are generally believed to be trading for less than their intrinsic value. The determination of whether a security of a particular company is a "value stock" is based upon a comparison of the security's current market price to the company's fundamentals. Favorable characteristics would include companies that have equal or above dividend yield compared to that of the benchmark, companies that have low price/book value, companies that have low price/earnings ratio, companies that have high assets to liabilities ratio, companies that have strong management ownership, and companies that have low price/cash flow. These characteristics are not limiting factors but may have a significant weight in the selection of securities for the
Large Cap Value Fund.

When selecting securities for the passively managed portion of the Large Cap
Value Fund, the Advisor examines characteristics that include tracking error vs.
benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund's investment category, and if the investment complements the Fund's active component. The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may choose to sell a security when we believe it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business,
		or we have identified a more attractive investment opportunity.
Risk, Heading	rr_RiskHeading	Principal Investment Risks.
Risk, Narrative	rr_RiskNarrativeTextBlock	Losing a portion or all of your investment is a risk of investing in the Large
Cap Value Fund. The following principal risks could affect the value of your investment:

o  Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Large Cap Value Fund's share price is likely to decline in value.

o  Value Style Investment Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor;
   that belief may be misplaced or the security may stay out of favor for an extended period of time.

o  Industry or Sector Emphasis Risk. Investing a substantial portion of the Large
   Cap Value Fund's assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

o  Foreign Investment Risk. Foreign securities include ADRs and similar investments, including EDRs and GDRs. Foreign securities may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

o  Medium-Sized Companies Risk. Medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. Investing in securities of medium-sized companies involves greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies.

o  Mutual Fund and ETF Trading Risk. The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as
   ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

o  Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor's investment strategies and the
   Advisor's research, analysis and determination of portfolio securities.

o  Issuer Risk. The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial
		leverage, and reduced demand for the issuer's goods and services.
Risk, Lose Money	rr_RiskLoseMoney	Losing a portion or all of your investment is a risk of investing in the Large Cap Value Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Large Cap Value Fund by showing changes in the
Large Cap Value Fund's performance from year to year and by showing how the
Large Cap Value Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Large Cap Value
Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the ActivePassive Funds' website at
http://www.activepassivefunds.com or by calling the Large Cap Value Fund
		toll-free at 1-877-273-8635.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Large Cap Value Fund by showing changes in the Large Cap Value Fund's performance from year to year and by showing how the Large Cap Value Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-273-8635
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.activepassivefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Large Cap Value Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns as of 12/31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Large Cap Value Fund's highest quarterly return was 16.73% for the quarter ended June 30, 2009, and the
Fund's lowest quarterly return was -20.45% for the quarter ended December 31,
		2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund
		shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2011)
ActivePassive Large Cap Value Fund (Prospectus Summary) | ActivePassive Large Cap Value Fund | Russell 1000 ® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.24%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ActivePassive Large Cap Value Fund (Prospectus Summary) | ActivePassive Large Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.27%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-08
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,062
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,451
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,537
Annual Return 2008	rr_AnnualReturn2008	(36.36%)
Annual Return 2009	rr_AnnualReturn2009	18.16%
Annual Return 2010	rr_AnnualReturn2010	13.90%
Annual Return 2011	rr_AnnualReturn2011	(1.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.45%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.77%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.47%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ActivePassive Large Cap Value Fund (Prospectus Summary) | ActivePassive Large Cap Value Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.71%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ActivePassive Large Cap Value Fund (Prospectus Summary) | ActivePassive Large Cap Value Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.76%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.60%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007

[1]	The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets After Advisory Fee Waiver" in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Large Cap Value Fund and does not include AFFE.
[2]	The Advisor has contractually agreed to waive all or a portion of its management fees and pay expenses of the Large Cap Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.20% of average daily net assets of Class A (the "Expense Cap"). The Large Cap Value Fund's Expense Cap will remain in effect through at least February 28, 2013, and may be terminated only by the Board. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.